Derivative Warrants - Summary of Derivative Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Balance, beginning of year	$ 11,002	$ 21,700
Change in fair value recognized in profit or loss	(6,602)	(10,783)
Acquisition		85
Balance, end of year	$ 4,400	$ 11,002